Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

June 30, 2021

FRI-QTLY-0821
1.818362.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/22/21 to 9/16/21
(Cost $1,009,969)	1,010,000	1,009,923
	Shares	Value

Domestic Equity Funds - 9.2%
Fidelity Series All-Sector Equity Fund (a)	659,553	$8,396,114
Fidelity Series Blue Chip Growth Fund (a)	683,154	13,157,545
Fidelity Series Commodity Strategy Fund (a)	16,297,461	90,776,858
Fidelity Series Growth Company Fund (a)	1,267,061	33,513,759
Fidelity Series Intrinsic Opportunities Fund (a)	1,521,104	34,620,329
Fidelity Series Large Cap Stock Fund (a)	1,523,251	30,160,362
Fidelity Series Large Cap Value Index Fund (a)	718,335	11,098,282
Fidelity Series Opportunistic Insights Fund (a)	763,526	17,301,505
Fidelity Series Small Cap Discovery Fund (a)	269,368	3,749,596
Fidelity Series Small Cap Opportunities Fund (a)	683,217	12,448,220
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,691,582	25,576,713
Fidelity Series Value Discovery Fund (a)	1,166,132	19,614,333
TOTAL DOMESTIC EQUITY FUNDS
(Cost $186,282,283)		300,413,616

International Equity Funds - 12.3%
Fidelity Series Canada Fund (a)	1,451,213	20,346,013
Fidelity Series Emerging Markets Fund (a)	1,645,185	20,071,261
Fidelity Series Emerging Markets Opportunities Fund (a)	6,713,849	180,333,975
Fidelity Series International Growth Fund (a)	2,791,595	54,603,602
Fidelity Series International Small Cap Fund (a)	759,065	16,904,376
Fidelity Series International Value Fund (a)	4,869,383	54,391,013
Fidelity Series Overseas Fund (a)	3,998,633	54,501,362
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $250,295,662)		401,151,602

Bond Funds - 55.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,883,897	17,557,924
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	549,633	5,699,691
Fidelity Series Floating Rate High Income Fund (a)	374,352	3,462,752
Fidelity Series High Income Fund (a)	2,158,817	20,703,058
Fidelity Series Inflation-Protected Bond Index Fund (a)	35,670,454	391,661,584
Fidelity Series International Credit Fund (a)	225,462	2,279,416
Fidelity Series Investment Grade Bond Fund (a)	107,864,600	1,264,173,109
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,795,902	98,731,698
Fidelity Series Real Estate Income Fund (a)	1,074,378	12,484,268
TOTAL BOND FUNDS
(Cost $1,682,788,831)		1,816,753,500

Short-Term Funds - 23.0%
Fidelity Cash Central Fund 0.06% (b)	1,457,997	1,458,288
Fidelity Series Government Money Market Fund 0.08% (a)(c)	619,176,863	619,176,863
Fidelity Series Short-Term Credit Fund (a)	13,131,309	133,414,097
TOTAL SHORT-TERM FUNDS
(Cost $751,508,238)		754,049,248
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,871,884,983)		3,273,377,889
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,120)
NET ASSETS - 100%		$3,273,334,769

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$193
Total	$193

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,884,807	$2,597,428	$3,023,947	$--	$--	$1,458,288	0.0%
Total	$1,884,807	$2,597,428	$3,023,947	$--	$--	$1,458,288

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$8,543,965	$78,479	$933,797	$--	$237,188	$470,279	$8,396,114
Fidelity Series Blue Chip Growth Fund	13,557,862	513,871	2,318,262	--	573,853	830,221	13,157,545
Fidelity Series Canada Fund	16,957,854	3,095,226	1,319,734	--	226,305	1,386,362	20,346,013
Fidelity Series Commodity Strategy Fund	91,083,601	214,222	12,436,143	--	987,851	10,927,327	90,776,858
Fidelity Series Emerging Markets Debt Fund	17,676,887	237,354	818,200	194,513	(55,216)	517,099	17,557,924
Fidelity Series Emerging Markets Debt Local Currency Fund	5,754,943	14,022	268,510	--	686	198,550	5,699,691
Fidelity Series Emerging Markets Fund	23,215,427	203,568	4,300,470	--	761,049	191,687	20,071,261
Fidelity Series Emerging Markets Opportunities Fund	213,137,273	755,935	42,948,213	--	11,449,578	(2,060,598)	180,333,975
Fidelity Series Floating Rate High Income Fund	3,560,227	43,714	164,090	35,147	(10,432)	33,333	3,462,752
Fidelity Series Government Money Market Fund 0.08%	638,049,691	18,221,823	37,094,651	99,461	--	--	619,176,863
Fidelity Series Growth Company Fund	34,620,342	1,110,245	6,542,181	--	621,983	3,703,370	33,513,759
Fidelity Series High Income Fund	20,992,703	301,112	1,052,280	252,041	1,639	459,884	20,703,058
Fidelity Series Inflation-Protected Bond Index Fund	397,991,268	1,819,338	16,908,267	--	608,777	8,150,468	391,661,584
Fidelity Series International Credit Fund	2,237,066	13,001	--	13,001	--	17,215	2,279,416
Fidelity Series International Growth Fund	47,520,417	7,353,770	4,351,143	--	364,178	3,716,380	54,603,602
Fidelity Series International Small Cap Fund	15,057,805	1,848,095	1,110,599	--	492,560	616,515	16,904,376
Fidelity Series International Value Fund	47,467,627	9,430,196	3,793,739	--	858,544	428,385	54,391,013
Fidelity Series Intrinsic Opportunities Fund	34,718,116	1,366,466	3,356,473	--	1,258,278	633,942	34,620,329
Fidelity Series Investment Grade Bond Fund	1,278,690,480	21,238,175	56,606,213	6,456,699	(304,836)	21,155,503	1,264,173,109
Fidelity Series Large Cap Stock Fund	30,352,675	277,944	2,636,777	--	1,128,408	1,038,112	30,160,362
Fidelity Series Large Cap Value Index Fund	11,188,318	128,894	793,344	--	252,275	322,139	11,098,282
Fidelity Series Long-Term Treasury Bond Index Fund	89,744,924	9,165,143	5,803,513	561,804	(762,494)	6,387,638	98,731,698
Fidelity Series Opportunistic Insights Fund	17,722,342	196,943	2,566,869	--	367,451	1,581,638	17,301,505
Fidelity Series Overseas Fund	47,599,899	7,842,595	4,616,398	--	1,014,067	2,661,199	54,501,362
Fidelity Series Real Estate Income Fund	12,626,216	47,068	822,694	17,467	92,935	540,743	12,484,268
Fidelity Series Short-Term Credit Fund	134,334,117	5,488,081	6,275,257	484,544	1,934	(134,778)	133,414,097
Fidelity Series Small Cap Discovery Fund	3,798,755	412,969	346,197	373,196	119,928	(235,859)	3,749,596
Fidelity Series Small Cap Opportunities Fund	12,704,610	397,505	1,020,773	--	509,066	(142,188)	12,448,220
Fidelity Series Stock Selector Large Cap Value Fund	25,655,317	554,947	2,147,073	--	654,771	858,751	25,576,713
Fidelity Series Value Discovery Fund	19,730,847	414,199	1,639,655	--	599,339	509,603	19,614,333
Total	$3,316,291,574	$92,784,900	$224,991,515	$8,487,873	$22,049,665	$64,762,920	$3,270,909,678

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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